United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-6307

                      (Investment Company Act File Number)


                  Federated Intermediate Government Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Place
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  U.S. TREASURY--21.8%
  $ 6,700,000   1 United States Treasury Note, 3.500%, 2/15/2010                                                       $   6,354,591
    3,600,000     United States Treasury Note, 4.000%, 11/15/2012                                                          3,386,821
                     TOTAL U.S. TREASURY (IDENTIFIED COST $9,800,674)                                                      9,741,412
                  GOVERNMENT AGENCIES--31.8%
                  FEDERAL HOME LOAN BANK SYSTEM--12.0%
    5,500,000     4.250%, 9/12/2008                                                                                        5,364,181
                  FEDERAL HOME LOAN MORTGAGE CORP.--19.8%
    2,000,000     4.375%, 11/16/2007                                                                                       1,974,046
    7,250,000     4.500%, 7/15/2013                                                                                        6,862,356
                     TOTAL                                                                                                 8,836,402
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,354,591)                                              14,200,583
                  MORTGAGE-BACKED SECURITIES--31.7%
                  FEDERAL HOME LOAN MORTGAGE CORP.--31.7%
    5,499,453     5.000%, 10/1/2020                                                                                        5,305,758
    5,000,000     5.500%, 6/1/2021 - 6/1/2036                                                                              4,866,917
    1,966,154     6.000%, 3/1/2036                                                                                         1,943,663
    2,028,856   2 6.500%, 12/1/2015 - 7/1/2036                                                                             2,046,638
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,287,528)                                       14,162,976
                  ADJUSTABLE RATE MORTGAGES--0.8%
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--0.8%
      368,804     3.740%, 6/1/2033 (IDENTIFIED COST $369,553)                                                                360,742
                  REPURCHASE AGREEMENTS--29.1%
    5,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which Bank of         5,000,000
                  America N.A. will repurchase a U.S. Government security maturing on 7/1/2035 for $1,500,210,417 on 6/1/2006. The market value of the underlying security at the end of the period was
                  $1,530,000,000.
    1,000,000   3 Interest in $202,500,000 joint repurchase agreement 4.99%, dated 5/11/2006 under which Goldman           1,000,000
                  Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $203,426,269 on 6/13/2006. The market value of the underlying securities at the end of the period was $206,550,000 (segregated pending settlement of dollar-roll transactions).
    1,000,000   3 Interest in $182,000,000 joint repurchase agreement 5.00%, dated 5/11/2006 under which UBS               1,000,000
                  Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                  1/25/2041 for $182,834,167 on 6/13/2006. The market value of the underlying securities at the end of the period was $187,982,084 (segregated pending settlement of dollar-roll transactions).
    6,032,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS             6,032,000
                  Securities LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.
                     TOTAL REPURCHASE AGREEMENTS                                                                          13,032,000
                     (AT COST)
                     TOTAL INVESTMENTS - 115.2%                                                                           51,497,713
                     (IDENTIFIED COST $51,844,346)4
                     OTHER ASSETS AND LIABILITIES - NET - (15.2)%                                                        (6,782,710)
                     TOTAL NET ASSETS - 100%                                                                           $  44,715,003



1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 All or a portion of this security is subject to dollar-roll transactions.
    Information regarding dollar-roll transactions for
    the Fund for the period ended May 31, 2006, was as follows:
    Maximum amount outstanding during the period                   $7,389,487
    Average amount outstanding during the period1                  $2,152,665
    Average shares outstanding during the period                     4,993,769
    Average debt per share outstanding during the period           $0.43
    1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the period ended May 31, 2006.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At May 31, 2006, the cost of investments for federal tax purposes was $51,844,346. The net unrealized depreciation of investments for federal tax purposes was $346,633. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $347,195.

    At May 31, 2006, the Fund had the following outstanding futures contracts:
    CONTRACTS                NUMBER OF   NOTIONAL   EXPIRATION    UNREALIZED
                             CONTRACTS   VALUE      DATE          APPRECIATION
    5U.S. Treasury Notes      (15)       $(1,576,172) June 2006     $12,828
    10 Year Futures

  5 Non-income producing security.

Note:The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronym is used throughout this portfolio:

ARMs       --Adjustable Rate Mortgages





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Intermediate Government Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006